Stock-based Compensation - Stock option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at the beginning of the period (in shares)	63,548,750	25,429,000	7,114,250
Granted (in shares)	26,849,000	46,521,000	24,345,000
Exercised (in shares)	(100,000)	(78,750)	(895,000)
Forfeited (in shares)	(35,221,750)	(8,322,500)	(5,135,250)
Outstanding at the end of the period (in shares)	55,076,000	63,548,750	25,429,000
Vested and exercisable at the end of the period (in shares)	12,240,250
Expected to vest at the end of the period (in shares)	23,400,555
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 1.45	$ 0.84	$ 0.20
Granted (in dollars per share)	0.47	1.81	0.88
Exercised (in dollars per share)	0.49	0.37	0.22
Forfeited (in dollars per share)	1.69	1.64	0.25
Outstanding at the end of the period (in dollars per share)	0.82	$ 1.45	$ 0.84
Vested and exercisable at the end of the period (in dollars)	0.89
Expected to vest at the end of the period (in dollars)	$ 0.32
Weighted-Average Remaining Contractual Term
Weighted Average Remaining Contractual Life	7 years 4 months 24 days	7 years 10 months 6 days	5 years 7 months 24 days
Vested and exercisable at the end of the period	4 years 11 months 27 days
Expected to vest at the end of the period	8 years 9 months 7 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 60,032	$ 87,401	$ 30,302
Vested and exercisable at year end	12,612
Expected to vest at year end	$ 32,169